Interest-Bearing Borrowings (Details) - Schedule of aggregate annual maturities of long-term borrowing obligations - Investors of Consolidated VIEs [Member]	Sep. 30, 2022 CNY (¥)
Interest-Bearing Borrowings (Details) - Schedule of aggregate annual maturities of long-term borrowing obligations [Line Items]
2023	¥ 1,048,206,017
2024	479,441,307
2025	25,823,888
2026
2027
Thereafter	657,000,000
Total	¥ 2,210,471,212